INCOME TAXES - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Dec. 31, 2014	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Foreign withholding taxes on foreign dividends and undistributed earnings	$ 4.2	$ 7.4	$ 18.6	$ 18.6
Amount of foreign earnings planned to be repatriated in the future	56.2
Excess of amount for financial reporting over foreign subsidiaries tax basis	$ 822.1